Fair Value Measurements (Details 2) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ 23,152,014	$ 23,843,798	$ 33,938,609
US Treasury Bill Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	15,144,413	11,079,857	13,156,340
U.S. Treasury Bills due in 3 months or less at purchase [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total			14,477,726
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	23,152,014	23,843,798	33,938,609
Fair Value, Inputs, Level 1 [Member] | US Treasury Bill Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	15,144,413	11,079,857	13,156,340
Fair Value, Inputs, Level 1 [Member] | U.S. Treasury Bills due in 3 months or less at purchase [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total			14,477,726
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total
Fair Value, Inputs, Level 2 [Member] | US Treasury Bill Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total
Fair Value, Inputs, Level 2 [Member] | U.S. Treasury Bills due in 3 months or less at purchase [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total
Fair Value, Inputs, Level 3 [Member] | US Treasury Bill Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total
Fair Value, Inputs, Level 3 [Member] | U.S. Treasury Bills due in 3 months or less at purchase [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total
Cash [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	8,007,601	12,763,941	6,304,543
Cash [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	8,007,601	12,763,941	6,304,543
Cash [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total
Cash [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total